Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue, net	$ 9,472	$ 8,248	$ 30,461	$ 22,752	$ 32,398	$ 24,220
Cost of revenue (excluding amortization of $4,461 and $3,989, respectively)	5,848	5,194	16,965	15,156	21,673	15,888
Gross profit	3,624	3,054	13,496	7,596	10,725	8,332
Operating expenses:
Sales and marketing	2,456	2,699	7,585	6,776	9,254	11,116
Research and development	416	763	1,475	2,123	2,795	2,810
General and administrative	3,278	3,795	9,582	12,683	20,770	14,363
Acquisition related expense	363	687	2,474	798		2,534
Gain on DiamiR transaction			(235)
Acquisition related amortization expense	1,112	1,115	3,336	3,346	4,461	3,989
Change in fair value of contingent consideration					(489)	(44)
Total operating expenses	7,625	9,059	24,217	25,726	36,791	34,768
Operating loss	(4,001)	(6,005)	(10,721)	(18,130)	(26,066)	(26,436)
Interest accretion expense	(106)	(138)	(375)	(414)	(549)	(440)
Related party interest	(151)		(372)
Other income (expense), net	45	(12)	(255)	473	467	196
Loss from continuing operations before tax	(4,213)	(6,155)	(11,723)	(18,071)	(26,148)	(26,680)
Provision (benefit) for income taxes	(714)	14	(684)	43	53	(28)
Loss from continuing operations	(3,499)	(6,169)	(11,039)	(18,114)	(26,201)	(26,652)
Loss from discontinued operations, net of tax	(62)	(65)	(175)	(194)	(250)	(88)
Net loss	(3,561)	(6,234)	(11,214)	(18,308)	(26,451)	(26,740)
Less dividends on preferred stock						(429)
Less adjustment for preferred stock deemed dividend				(3,033)	(3,033)
Net loss attributable to common stockholders	$ (3,561)	$ (6,234)	$ (11,214)	$ (21,341)	$ (29,484)	$ (27,169)
Basic and diluted (loss) income per share of common stock:
From continuing operations	$ (0.84)	$ (1.53)	$ (2.68)	$ (5.25)	$ (7.26)	$ (7.23)
From discontinued operations	(0.01)	(0.01)	(0.04)	(0.05)	(0.06)	(0.02)
Net loss per basic and diluted share of common stock	$ (0.85)	$ (1.54)	$ (2.72)	$ (5.30)	$ (7.32)	$ (7.25)
Weighted average number of common shares and common share equivalents outstanding:
Basic	4,165	4,038	4,119	4,025	4,029	3,746
Diluted	4,165	4,038	4,119	4,025	4,029	3,746